BUSINESS COMBINATIONS - Fair value of the consideration transferred and fair value of the acquired assets and assumed liabilities and the resulting goodwill as of the acquisition date (Details) - USD ($)
$ in Thousands
	Dec. 31, 2022	Feb. 28, 2022	Dec. 31, 2021
9T Technologies LLC
Fair value of the consideration transferred:
Cash paid	$ 150		$ 600
9T Technologies LLC | Fair Value at Closing
Fair value of the consideration transferred:
Cash paid			4,650
Shares issued			2,465
Fair value of contingent consideration			1,375
Total purchase price			$ 8,490
Clearit Customs Services, Inc
Fair value of the consideration transferred:
Cash paid		$ 5,000
Clearit Customs Services, Inc | Fair Value at Closing
Fair value of the consideration transferred:
Cash paid		4,837
Shares issued		6,573
Fair value of contingent consideration		1,768
Total purchase price		$ 13,178